Propery, Plants and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of propery plants and equipment net
	As of September 30,
	2020	2021
Building	$-	$6,020,735
Equipment for rental business	1,312,816	1,401,580
Production line for e-bicycles	1,118,521	1,267,954
leasehold improvement	-	541,096
Furniture, fixtures and office equipment	44,869	127,957
Vehicles	29,121	120,879
Property, plants and equipment	2,505,327	9,480,201
Less: accumulated depreciation	(135,436)	(733,815)
Property, plants and equipment, net	$2,369,891	$8,746,386